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MainStay MacKay High Yield Municipal Bond Fund
MainStay MacKay High Yield Municipal Bond Fund

MAINSTAY GROUP OF FUNDS

MainStay MacKay California Tax Free Opportunities Fund
MainStay MacKay High Yield Municipal Bond Fund

MainStay MacKay New York Tax Free Opportunities Fund

MainStay MacKay Tax Free Bond Fund

MainStay MacKay U.S. Infrastructure Bond Fund
(each a “Fund” and collectively the “Funds”)

Supplement dated June 10, 2022 (“Supplement”) to the

MainStay Fixed Income and Mixed Asset Funds Summary Prospectuses and Prospectus,

each dated February 28, 2022, as supplemented,

and

Statement of Additional Information, dated February 28, 2022, as supplemented and amended (“SAI”)

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Summary Prospectuses, Prospectus and SAI. The information in this Supplement supersedes any conflicting information in the Summary Prospectus, Prospectuses and SAI.

The following changes are effective August 10, 2022:

1.	Fees and Expenses of the Funds and Examples. Each Fund’s fees and expenses table and example table are deleted in their entirety and replaced with the following, which have been restated to reflect a reduction in the Maximum Sales Charge imposed on purchases of Class A and Investor Class shares:

MainStay MacKay High Yield Municipal Bond Fund

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - MainStay MacKay High Yield Municipal Bond Fund	Class A		Investor Class		Class C	Class I	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%		2.50%		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	none	[1]	none	[1]	1.00%	none	none
[1]	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MainStay MacKay High Yield Municipal Bond Fund		Class A	Investor Class	Class C	Class I	Class R6
Management Fees (as an annual percentage of the Fund's average daily net assets)	[1]	0.52%	0.52%	0.52%	0.52%	0.52%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	1.00%	none	none
Other Expenses		0.08%	0.10%	0.10%	0.08%	0.03%
Total Annual Fund Operating Expenses		0.85%	0.87%	1.62%	0.60%	0.55%
[1]	Restated to reflect current management fees. The management fee is as follows: 0.55% on assets up to $1 billion; 0.54% on assets from $1 billion to $3 billion; 0.53% on assets from $3 billion to $5 billion; 0.52% on assets from $5 billion to $7 billion; 0.51% on assets from $7 billion to $9 billion; 0.50% on assets from $9 billion to $11 billion; 0.49% on assets from $11 billion to $13 billion; and 0.48% on assets over $13 billion.

Assuming redemption at end of period
Expense Example - MainStay MacKay High Yield Municipal Bond Fund - USD ($)	Class A	Investor Class	Class C	Class I	Class R6
1 Year	$ 384	$ 337	$ 265	$ 61	$ 56
3 Years	563	521	511	192	176
5 Years	757	720	881	335	307
10 Years	$ 1,318	$ 1,296	$ 1,721	$ 750	$ 689

Assuming no redemption
Expense Example No Redemption	MainStay MacKay High Yield Municipal Bond Fund Class C USD ($)
1 Year	$ 165
3 Years	511
5 Years	881
10 Years	$ 1,721

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.